Stock-based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 24, 2021	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of number of outstanding and issued common stock which may be issued as options under the 2021 Plan (in percent)	10.00%
Stock-based compensation expense			$ 52
Term of the options (in years)			6 years 3 months
Expected dividend yield (in percent)			0.00%
Unrecognized share-based compensation expenses		$ 1,436	$ 656
Weighted- average period for recognition of unrecognized share-based compensation expenses		3 years 1 month 6 days	3 years 5 months 15 days
Service-based stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			4 years
Term of the options (in years)			10 years
Historical volatility period used (in years)			3 years
Expected dividend yield (in percent)			0.00%
Board of Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)	1,050,000
Exercise price of options granted (in dollars E2per share)	$ 1.72
A group of managements and employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)			2,040,500
Exercise price of options granted (in dollars E2per share)			$ 1.72
Vesting percentage (in percent)			25.00%
Vesting period			4 years